Biological assets - Non-Current and Current Biological Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	$ 14,725	$ 13,303	[1]
Current biological assets	150,968	117,133	[1]
Biological assets	165,693	130,436		$ 105,387
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	12,600	11,397
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	12,600	11,397
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	4,581	3,460
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	2,003	1,783
Current biological assets	2,578	1,677
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	455	337
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	333	214
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	122	123
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	47,489	38,404
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	47,489	38,404
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	29,062	21,484
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	29,062	21,484
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	71,506	55,354
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 71,506	$ 55,354

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.